Average Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Large Cap Core Enhanced Index Fund	Oct. 29, 2022
Fidelity Large Cap Core Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.36%
Past 5 years	18.23%
Past 10 years	16.13%
Fidelity Large Cap Core Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.34%
Past 5 years	16.42%
Past 10 years	14.20%
Fidelity Large Cap Core Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.63%
Past 5 years	14.27%
Past 10 years	12.79%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%